Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005499
Account Value [Line Items]
Account Value	$ 16,525	$ 16,405	$ 16,323	$ 16,018	$ 15,371	$ 15,056	$ 14,288		$ 14,154	$ 13,805	$ 13,593	$ 13,588	$ 13,510	$ 13,969	$ 14,667	$ 15,086	$ 15,249	$ 14,880	$ 14,280	$ 13,765	$ 13,314	$ 12,351	$ 12,340	$ 12,442	$ 12,107	$ 11,701	$ 11,579	$ 11,259	$ 11,586	$ 11,371	$ 11,349	$ 11,288	$ 11,045	$ 10,839	$ 10,593	$ 10,201	$ 10,290	$ 9,990	$ 9,507	$ 9,778	$ 9,631	$ 10,000
C000005500
Account Value [Line Items]
Account Value	16,122	16,015	15,945	15,656	15,034	14,724	13,993		13,870	13,525	13,337	13,339	13,271	13,730	14,425	14,837	15,016	14,661	14,079	13,580	13,136	12,194	12,199	12,307	11,983	11,581	11,476	11,164	11,492	11,286	11,271	11,218	10,983	10,785	10,548	10,163	10,258	9,966	9,483	9,760	9,625	10,000
C000005501
Account Value [Line Items]
Account Value	15,715	15,632	15,573	15,300	14,701	14,407	13,689		13,588	13,258	13,082	13,092	13,024	13,484	14,185	14,599	14,784	14,444	13,879	13,393	12,963	12,040	12,052	12,166	11,853	11,462	11,365	11,063	11,399	11,202	11,194	11,148	10,921	10,731	10,501	10,124	10,226	9,940	9,465	9,747	9,619	10,000
C000244824
Account Value [Line Items]
Account Value	595,096	590,998	587,791	576,577	553,126	541,149	513,302	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767		10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	551,599	553,193	547,386	548,095	523,046	522,826	512,174	500,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	15,250	15,089	14,959	14,797	14,133	13,912	13,311		13,206	12,970	12,747	12,667	12,608	12,945	13,564	13,920	14,026	13,718	13,369	13,198	12,887	12,282	12,133	12,180	11,894	11,472	11,334	11,073	11,336	11,143	11,088	11,075	10,839	10,671	10,476	10,193	10,330	10,079	9,732	9,877	9,744	10,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	15,250	15,089	14,959	14,797	14,133	13,912	13,311		13,206	12,970	12,747	12,667	12,608	12,945	13,564	13,920	14,026	13,718	13,369	13,198	12,887	12,282	12,133	12,180	11,894	11,472	11,334	11,073	11,336	11,143	11,088	11,075	10,839	10,671	10,476	10,193	10,330	10,079	9,732	9,877	9,744	10,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	15,250	15,089	14,959	14,797	14,133	13,912	13,311		$ 13,206	$ 12,970	$ 12,747	$ 12,667	$ 12,608	$ 12,945	$ 13,564	$ 13,920	$ 14,026	$ 13,718	$ 13,369	$ 13,198	$ 12,887	$ 12,282	$ 12,133	$ 12,180	$ 11,894	$ 11,472	$ 11,334	$ 11,073	$ 11,336	$ 11,143	$ 11,088	$ 11,075	$ 10,839	$ 10,671	$ 10,476	$ 10,193	$ 10,330	$ 10,079	$ 9,732	$ 9,877	$ 9,744	$ 10,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	$ 588,404	$ 582,184	$ 577,163	$ 570,912	$ 545,292	$ 536,763	$ 513,597	$ 500,000